Stock-Based Compensation - Long-Term Incentive Plan (Details) - shares	Apr. 27, 2017	Dec. 31, 2019	Dec. 31, 2018
NRG LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in the number of shares available for issuance (in shares)	3,000,000
Number of shares authorized for issuance under plan (in shares)		25,000,000	25,000,000
Number of shares available for grant under plan (in shares)		9,935,750	8,564,611
NRG GenOn LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance under plan (in shares)	0
Number of shares available for grant under plan (in shares)		319,264	520,182